Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments on a Discounted and Undiscounted Basis	Future minimum lease payments on a discounted and undiscounted basis under the Company’s operating lease are as follows:
Undiscounted Cash Flows
Discount rate	15.00%

2023 (remaining three months)	$13,992
2024	13,992
Thereafter	-
Total undiscounted minimum future payments	27,984
Imputed interest	(1,184)
Total operating lease payments	26,800
Short-term lease liabilities	26,800
Long-term lease liabilities	$-

Schedule of Other Information Related to our Operating Lease	Other information related to our operating lease is as follows:
September 30, 2023
Weighted average remaining lease term (in years)	0.50
Weighted average discount rate	15.00%

Schedule of Future minimum lease payments	Future minimum lease payments on a discounted and undiscounted basis under this lease are as follows:
Undiscounted Cash Flows
Discount rate	15.00%

2023 (January 1 to March 31)	13,326
Total undiscounted minimum future payments	13,326
Imputed interest	(326)
Total operating lease payments	13,000
Short-term lease liabilities	13,000
Long-term lease liabilities	$-

Schedule of Other Information Related
December 31, 2022
Weighted average remaining lease term in years	0.25 years
Weighted average discount rate	15.00%